Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Other assets - ROU assets	$ 1,176	$ 2,161
Accumulated amortization	648	1,120
Operating lease ROU assets, net	528	1,041
Lease liabilities – current - Accounts payable and accrued liabilities	235	346
Lease liabilities – noncurrent	299	686
Total operating lease liabilities	$ 534	$ 1,032
Weighted average remaining lease term in years	2 years 10 months 6 days	3 years 3 months 18 days
Weighted average annual discount rate	8.50%	6.70%